Property, plant and equipment (Tables)	18 Months Ended
Oct. 31, 2018
Property, plant and equipment [Abstract]
Property, plant and equipment
	Freehold land and buildings		Leasehold improvements		Computer equipment		Fixtures and fittings		Total
	$	’000	$	’000	$	’000	$	’000	$	’000
Cost
At May 1, 2017		14,363		27,269		32,615		6,037		80,284

Continuing operations:
Acquisition – HPE Software business (note 39)		-		56,568		79,473		24,077		160,118
Acquisition – COBOL-IT (note 39)		-		-		52		-		52
Additions		-		10,444		33,286		6,408		50,138
Disposals		-		(7,417)		(27,105)		(4,645)		(39,167)
Exchange adjustments		(15)		(3,609)		(8,205)		(2,467)		(14,296)

Discontinued operation:
Additions		-		20		2,018		29		2,067
Disposals		-		-		(85)		(15)		(100)
Exchange adjustments		-		123		264		6		393
Reclassification to current assets classified as held for sale (note 19)		-		(4,198)		(9,050)		(344)		(13,592)
At October 31, 2018		14,348		79,200		103,263		29,086		225,897

Accumulated depreciation
At May 1, 2017		1,851		12,751		22,063		2,663		39,328

Continuing operations:
Charge for the period		479		26,271		50,725		11,136		88,611
Disposals		-		(4,005)		(26,858)		(3,745)		(34,608)
Exchange adjustments		(51)		(1,354)		(6,406)		(2,696)		(10,507)

Discontinued operation:
Charge for the period		-		2,695		2,612		1,261		6,568
Disposals		-		-		(66)		(11)		(77)
Exchange adjustments		-		29		107		2		138
Reclassification to current assets classified as held for sale (note 19)		-		(2,078)		(5,595)		(133)		(7,806)
At October 31, 2018		2,279		34,309		36,582		8,477		81,647
Net book amount at October 31, 2018		12,069		44,891		66,681		20,609		144,250
Net book amount at May 1, 2017		12,512		14,518		10,552		3,374		40,956

	Freehold land and buildings		Leasehold improvements		Computer equipment		Fixtures and fittings		Total

	$	’000	$	’000	$	’000	$	’000	$	’000
Cost
At May 1, 2016		15,183		23,418		25,455		5,604		69,660
Reclassified from assets held for sale		888		-		-		-		888
Acquisition – Serena (note 39)		-		1,068		648		211		1,927
Acquisition – GWAVA (note 39)		-		-		111		84		195
Additions		75		3,536		7,739		377		11,727
Disposals		-		(450)		(589)		(218)		(1,257)
Exchange adjustments		(1,783)		(303)		(749)		(21)		(2,856)
At April 30, 2017		14,363		27,269		32,615		6,037		80,284

Accumulated depreciation
At May 1, 2016		1,571		8,814		16,741		1,667		28,793
Charge for the period		454		4,170		6,132		1,038		11,794
Disposals		-		(79)		(560)		(98)		(737)
Exchange adjustments		(174)		(154)		(250)		56		(522)
At April 30, 2017		1,851		12,751		22,063		2,663		39,328
Net book amount at April 30, 2017		12,512		14,518		10,552		3,374		40,956
Net book amount at May 1, 2016		13,612		14,604		8,714		3,937		40,867